Long-term debt	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Long-term debt text

10 – Long-term debt

				Outstanding US dollar-denominated amount
							December 31,
In millions			Maturity				2014		2013
Notes and debentures (1)

Canadian National series:
	4.95%	6-year notes (2)	Jan. 15, 2014	US$	-	$-		$346
	-	2-year floating rate notes (3)	Nov. 6, 2015		350	406		372
	5.80%	10-year notes (2)	June 1, 2016		250	290		266
	1.45%	5-year notes (2)	Dec. 15, 2016		300	348		319
	-	3-year floating rate notes (3)	Nov. 14, 2017		250	290		-
	5.85%	10-year notes (2)	Nov. 15, 2017		250	290		266
	5.55%	10-year notes (2)	May 15, 2018		325	377		346
	6.80%	20-year notes (2)	July 15, 2018		200	232		213
	5.55%	10-year notes (2)	Mar. 1, 2019		550	638		585
	2.75%	7-year notes (2)	Feb. 18, 2021			250		-
	2.85%	10-year notes (2)	Dec. 15, 2021		400	464		425
	2.25%	10-year notes (2)	Nov. 15, 2022		250	290		266
	7.63%	30-year debentures	May 15, 2023		150	174		159
	2.95%	10-year notes (2)	Nov. 21, 2024		350	406		-
	6.90%	30-year notes (2)	July 15, 2028		475	551		505
	7.38%	30-year debentures (2)	Oct. 15, 2031		200	232		213
	6.25%	30-year notes (2)	Aug. 1, 2034		500	581		532
	6.20%	30-year notes (2)	June 1, 2036		450	522		479
	6.71%	Puttable Reset Securities PURSSM (2)	July 15, 2036		250	290		266
	6.38%	30-year debentures (2)	Nov. 15, 2037		300	348		319
	3.50%	30-year notes (2)	Nov. 15, 2042		250	290		266
	4.50%	30-year notes (2)	Nov. 7, 2043		250	290		266

Illinois Central series:
	5.00%	99-year income debentures	Dec. 1, 2056		-	-		7
	7.70%	100-year debentures	Sep. 15, 2096		125	145		133

BC Rail series:
	Non-interest bearing 90-year subordinated notes (4)		July 14, 2094			842		842
Total notes and debentures				US$	6,425	$8,546		$7,391
Other
Commercial paper						-		273
Accounts receivable securitization						50		250
Capital lease obligations						670		783
Total debt, gross						9,266		8,697
Less:	Net unamortized discount					857		857
Total debt (5)						8,409		7,840
Less:	Current portion of long-term debt					544		1,021
Total long-term debt						$7,865		$6,819

(1)	The Company's notes, debentures and revolving credit facility are unsecured.
(2)	The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)	These 2-year and 3-year floating rate notes bear interest at the three-month London Interbank Offered Rate (LIBOR) plus 0.20% and LIBOR plus 0.17%, respectively. The interest rate on the 2-year floating rate notes as at December 31, 2014 was 0.43% (0.44% as at December 31, 2013). The interest rate on the 3-year floating rate notes issued in 2014 was 0.40%.
(4)	The Company records these notes as a discounted debt of $9 million, using an imputed interest rate of 5.75%. The discount of $833 million is included in the net unamortized discount.
(5)	See Note 17 - Financial instruments, for the fair value of debt.

Revolving credit facility

The Company has an $800 million revolving credit facility agreement with a consortium of lenders. The agreement, which contains customary terms and conditions, allows for an increase in the facility amount, up to a maximum of $1.3 billion, as well as the option to extend the term by an additional year at each anniversary date, subject to the consent of individual lenders. The Company exercised such option and on March 14, 2014, the expiry date of the agreement was extended by one year to May 5, 2019. The credit facility is available for general corporate purposes, including back-stopping the Company's commercial paper program, and provides for borrowings at various interest rates, including the Canadian prime rate, bankers' acceptance rates, the U.S. federal funds effective rate and the London Interbank Offered Rate (LIBOR), plus applicable margins. The credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization, and with which the Company is in compliance. As at December 31, 2014 and December 31, 2013, the Company had no outstanding borrowings under its revolving credit facility and there were no draws during the years ended December 31, 2014 and 2013.

Commercial paper

The Company has a commercial paper program, which is back-stopped by its revolving credit facility, enabling it to issue commercial paper up to a maximum aggregate principal amount of $800 million, or the US dollar equivalent. As at December 31, 2014, the Company had no commercial paper borrowings ($273 million at a weighted-average interest rate of 1.14% as at December 31, 2013) presented in Current portion of long-term debt on the Consolidated Balance Sheet. The Company's commercial paper has a maturity less than 90 days.

       The following table presents the issuances and repayments of commercial paper:

In millions	Year ended December 31,	2014	2013	2012
Issuances of commercial paper		$2,443	$3,255	$1,861
Repayments of commercial paper		(2,720)	(2,987)	(1,943)
Net issuance (repayment) of commercial paper		$(277)	$268	$(82)

Accounts receivable securitization program

The Company has an agreement to sell an undivided co-ownership interest in a revolving pool of accounts receivable to unrelated trusts for maximum cash proceeds of $450 million. On July 23, 2014, the expiry date of the agreement was extended by one year to February 1, 2017.

       As at December 31, 2014, the Company recorded $50 million ($250 million as at December 31, 2013) of proceeds received under the accounts receivable securitization program in the Current portion of long-term debt on the Consolidated Balance Sheet at a weighted-average interest rate of 1.24% (1.18% as at December 31, 2013) which is secured by and limited to $56 million ($281 million as at December 31, 2013) of accounts receivable.

Bilateral letter of credit facilities

The Company has a series of bilateral letter of credit facility agreements with various banks to support its requirements to post letters of credit in the ordinary course of business. On March 14, 2014, the expiry date of these agreements was extended by one year to April 28, 2017. Under these agreements, the Company has the option from time to time to pledge collateral in the form of cash or cash equivalents, for a minimum term of one month, equal to at least the face value of the letters of credit issued. As at December 31, 2014, the Company had letters of credit drawn of $487 million ($481 million as at December 31, 2013) from a total committed amount of $511 million ($503 million as at December 31, 2013) by the various banks. As at December 31, 2014, cash and cash equivalents of $463 million ($448 million as at December 31, 2013) were pledged as collateral and recorded as Restricted cash and cash equivalents on the Consolidated Balance Sheet.

Capital lease obligations

During 2014, the Company had no acquisitions of assets through equipment leases ($44 million in 2013 for which an equivalent amount was recorded in debt).

       Interest rates for capital lease obligations range from approximately 0.7% to 8.5% with maturity dates in the years 2015 through 2037. The imputed interest on these leases amounted to $145 million as at December 31, 2014 and $209 million as at December 31, 2013.

       The capital lease obligations are secured by properties with a net carrying amount of $668 million as at December 31, 2014 and $779 million as at December 31, 2013.

Long-term debt maturities

The following table provides the long-term debt maturities, including capital lease repayments on debt outstanding as at December 31, 2014, for the next five years and thereafter:

In millions	Capital leases	Debt	Total
2015(1)	$88	$456	$544
2016	311	634	945
2017	152	577	729
2018	8	606	614
2019	8	636	644
2020 and thereafter	103	4,830	4,933
Total	$670	$7,739	$8,409

(1) Current portion of long-term debt.

Amount of US dollar-denominated debt

In millions	December 31,		2014		2013
Notes and debentures		US $	6,425	US $	6,157
Capital lease obligations			448		573
Total amount of US dollar-denominated debt in US$		US $	6,873	US $	6,730
Total amount of US dollar-denominated debt in C$			$7,973		$7,158